Average Annual Total Returns - Class K, Institutional - BlackRock Systematic Multi-Strategy Fund	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
Since Inception	3.99%
Institutional Shares
Average Annual Return:
1 Year	3.57%
5 Years	5.89%
Since Inception	4.55%
Inception Date	May 19, 2015
Institutional Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.05%
5 Years	4.11%
Since Inception	2.90%
Inception Date	May 19, 2015
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	2.12%
5 Years	3.84%
Since Inception	2.84%
Inception Date	May 19, 2015